Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended				120 Months Ended	193 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[2]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.00%	[1]			0.15%
Bloomberg Global Aggregate Bond USD Hedged Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.40%	0.48%	1.83%	[1]			2.01%
Lipper Global Income Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	0.90%	(0.69%)			0.94%		0.87%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	1.39%					3.05%
Performance Inception Date								Dec. 15, 2008
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.66%	(0.21%)					1.48%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.50%	0.40%					1.67%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.42%	1.56%	3.33%
Performance Inception Date			Mar. 23, 2016
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	1.11%					2.77%
Performance Inception Date								Dec. 15, 2008

[1]	Return since 3/23/16.
[2]	Return since 3/31/16.